Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES	NOTE 3 - INVENTORIES
	December 31
	2024	2023
	U.S. dollars in thousands
Cost:
Raw materials	212	514
Work-in-progress	103	206
Finished goods	986	312
Provision for inventory write-off	(75)	-
	1,226	1,032